NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share computation

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net loss attributable to Phoenix Tree Holdings Limited	(271,524)	(1,365,615)	(3,434,832)
Accretion and modification of redeemable convertible preferred shares	(14,123)	(111,132)	(348,756)
Numerator for basic and diluted net loss per share calculation	(285,647)	(1,476,747)	(3,783,588)
Denominator:
Weighted average number of ordinary shares	111,848,958	185,677,083	251,347,723
Denominator for basic and diluted net loss per share calculation	111,848,958	185,677,083	251,347,723
Net loss per ordinary share
—Basic and diluted	(2.55)	(7.95)	(15.05)

Schedule of potentially dilutive securities that have not been included in the calculation

	As of December 31,
	2017	2018	2019
Restricted shares	137,760,417	65,885,417	—
Convertible Preferred Shares	554,544,021	1,105,665,218	1,448,506,852